Note 15 - Investments in subsidiaries, joint ventures and associates (Tables)	6 Months Ended
Jun. 30, 2020
Investments in subsidiaries, joint ventures and associates
Associates Entities and joint ventures. Breakdown by entities
Joint ventures and associates (Millions of Euros)
	June 2020	December 2019
Joint ventures	150	154
Associates	1,216	1,334
Total	1,366	1,488